Trade and Other Receivables (Tables)	6 Months Ended
Jun. 30, 2022
Trade and other receivables [abstract]
Summary of Trade and Other Receivables

	AS OF DECEMBER 31, 2021	AS OF JUNE 30, 2022
Trade receivables	$75,207	$33,408
Reserves on trade receivables	(1,681)	(5,753)
Prepaids	20,349	19,773
Other receivables	9,408	10,343
VAT receivable	6,515	6,346

Total trade and other receivables	$109,798	$64,117